American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2022

Short-Term Government - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 59.8%
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,915,695	1,875,187
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	201,190	201,046
U.S. Treasury Notes, 0.25%, 6/15/23(1)	500,000	490,323
U.S. Treasury Notes, 2.50%, 8/15/23	3,000,000	2,958,605
U.S. Treasury Notes, 2.50%, 4/30/24	8,500,000	8,259,609
U.S. Treasury Notes, 3.00%, 6/30/24	8,000,000	7,809,375
U.S. Treasury Notes, 4.375%, 10/31/24	1,150,000	1,146,811
U.S. Treasury Notes, 1.125%, 1/15/25	14,000,000	13,103,672
U.S. Treasury Notes, 1.50%, 2/15/25	25,000,000	23,535,156
U.S. Treasury Notes, 1.75%, 3/15/25	11,000,000	10,395,859
U.S. Treasury Notes, 2.625%, 4/15/25	7,000,000	6,738,594
U.S. Treasury Notes, 2.75%, 6/30/25	15,200,000	14,646,625
U.S. Treasury Notes, 3.50%, 9/15/25	21,000,000	20,583,281
U.S. Treasury Notes, 3.00%, 9/30/25	5,000,000	4,833,594
U.S. Treasury Notes, 4.50%, 11/15/25	4,000,000	4,024,688
U.S. Treasury Notes, 4.00%, 12/15/25	7,800,000	7,752,583
U.S. Treasury Notes, VRN, 4.43%, (3-month USBMMY plus 0.03%), 4/30/23	3,000,000	3,002,146
U.S. Treasury Notes, VRN, 4.43%, (3-month USBMMY plus 0.04%), 10/31/23	2,000,000	2,001,720
U.S. Treasury Notes, VRN, 4.38%, (3-month USBMMY minus 0.02%), 1/31/24	1,000,000	1,000,063
TOTAL U.S. TREASURY SECURITIES (Cost $137,194,495)		134,358,937
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
U.S. Government Agency Collateralized Mortgage Obligations — 7.9%
FHLMC, Series 3114, Class FT, VRN, 4.67%, (1-month LIBOR plus 0.35%), 9/15/30	188,981	187,671
FHLMC, Series 3149, Class LF, VRN, 4.62%, (1-month LIBOR plus 0.30%), 5/15/36	692,774	679,356
FHLMC, Series 3200, Class FP, VRN, 4.52%, (1-month LIBOR plus 0.20%), 8/15/36	417,905	407,665
FHLMC, Series 3206, Class FE, VRN, 4.72%, (1-month LIBOR plus 0.40%), 8/15/36	169,121	166,353
FHLMC, Series 3213, Class LF, VRN, 4.54%, (1-month LIBOR plus 0.22%), 9/15/36	574,923	561,338
FHLMC, Series 3231, Class FA, VRN, 4.72%, (1-month LIBOR plus 0.40%), 10/15/36	195,052	191,832
FHLMC, Series 3301, Class FA, VRN, 4.62%, (1-month LIBOR plus 0.30%), 8/15/35	180,667	177,215
FHLMC, Series 3380, Class FP, VRN, 4.67%, (1-month LIBOR plus 0.35%), 11/15/36	218,033	214,011
FHLMC, Series 3508, Class PF, VRN, 5.17%, (1-month LIBOR plus 0.85%), 2/15/39	86,326	86,192
FHLMC, Series 3587, Class FB, VRN, 5.10%, (1-month LIBOR plus 0.78%), 2/15/36	218,515	218,411
FHLMC, Series J22F, Class A2, SEQ, 4.09%, 9/25/24	580,100	573,553
FHLMC, Series K032, Class A2, SEQ, VRN, 3.31%, 5/25/23	662,224	657,208
FHLMC, Series K037, Class A1, SEQ, 2.59%, 4/25/23	75,581	75,230
FHLMC, Series K039, Class A1, SEQ, 2.68%, 12/25/23	313,057	310,070
FHLMC, Series K043, Class A1, SEQ, 2.53%, 10/25/23	243,445	240,655
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	794,000	769,120
FHLMC, Series K725, Class A2, SEQ, 3.00%, 1/25/24	2,049,745	2,007,196
FHLMC, Series K726, Class A2, SEQ, 2.91%, 4/25/24	1,172,070	1,140,896
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	2,182,197	2,020,922
FHLMC, Series KF32, Class A, VRN, 4.51%, (1-month LIBOR plus 0.37%), 5/25/24	27,635	27,557
FHLMC, Series KF35, Class A, VRN, 4.49%, (1-month LIBOR plus 0.35%), 8/25/24	70,291	70,044
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	1,449,362	1,387,379
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	593,101	564,737
FNMA, Series 2004-28, Class FE, VRN, 4.74%, (1-month LIBOR plus 0.35%), 5/25/34	612,787	607,502
FNMA, Series 2006-11, Class FA, VRN, 4.69%, (1-month LIBOR plus 0.30%), 3/25/36	194,545	191,768
FNMA, Series 2006-60, Class KF, VRN, 4.69%, (1-month LIBOR plus 0.30%), 7/25/36	501,549	493,039
FNMA, Series 2006-72, Class TE, VRN, 4.69%, (1-month LIBOR plus 0.30%), 8/25/36	217,505	212,983

FNMA, Series 2008-9, Class FA, VRN, 4.89%, (1-month LIBOR plus 0.50%), 2/25/38	706,059	696,799
FNMA, Series 2009-33, Class FB, VRN, 5.21%, (1-month LIBOR plus 0.82%), 3/25/37	266,662	267,038
FNMA, Series 2009-89, Class FD, VRN, 4.99%, (1-month LIBOR plus 0.60%), 5/25/36	133,889	133,000
FNMA, Series 2016-11, Class FB, VRN, 3.37%, (1-month LIBOR plus 0.55%), 3/25/46	202,485	196,278
FNMA, Series 2016-M13, Class FA, VRN, 4.58%, (1-month LIBOR plus 0.67%), 11/25/23	7,138	7,122
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,951,835	1,753,337
GNMA, Series 2010-14, Class QF, VRN, 4.78%, (1-month LIBOR plus 0.45%), 2/16/40	374,654	372,160
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,404,394)		17,665,637
ASSET-BACKED SECURITIES — 4.5%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 4.97%, (1-month LIBOR plus 0.58%), 11/25/71	1,023,267	997,851
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.09%, (1-month LIBOR plus 0.70%), 1/25/72	970,055	949,203
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.96%, (1-month LIBOR plus 0.57%), 11/25/70(2)	1,353,281	1,290,213
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 4.72%, (1-month LIBOR plus 0.70%), 3/25/61	250,781	237,711
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 4.59%, (1-month LIBOR plus 0.57%), 8/25/61	1,041,449	981,054
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.14%, (3-month LIBOR plus 0.45%), 8/23/36(2)	1,430,542	1,392,688
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	554,461	484,209
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.96%, (1-month LIBOR plus 0.57%), 9/25/61	1,114,737	1,075,937
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.96%, (1-month LIBOR plus 0.57%), 10/25/61	1,712,915	1,618,098
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.92%, (1-month LIBOR plus 0.53%), 5/25/70(2)	1,024,525	998,144
TOTAL ASSET-BACKED SECURITIES (Cost $10,267,032)		10,025,108
U.S. GOVERNMENT AGENCY SECURITIES — 4.3%
FHLB, 0.125%, 8/28/23 (Cost $9,992,894)	10,000,000	9,699,961
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 3.63%, (6-month LIBOR plus 2.26%), 3/1/24	4,151	4,075
FHLMC, VRN, 3.39%, (1-year H15T1Y plus 2.25%), 9/1/35	56,199	57,142
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	34,165	34,845
FHLMC, VRN, 3.30%, (1-year H15T1Y plus 2.26%), 4/1/37	26,077	26,455
FHLMC, VRN, 3.32%, (12-month LIBOR plus 1.82%), 5/1/40	18,479	18,178
FHLMC, VRN, 4.13%, (12-month LIBOR plus 1.88%), 7/1/40	27,236	27,445
FHLMC, VRN, 4.03%, (12-month LIBOR plus 1.78%), 9/1/40	14,694	14,750
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.88%), 5/1/41	39,355	39,270
FHLMC, VRN, 4.13%, (12-month LIBOR plus 1.88%), 10/1/41	127,095	125,192
FHLMC, VRN, 2.47%, (12-month LIBOR plus 1.65%), 12/1/42	59,685	59,610
FHLMC, VRN, 2.98%, (12-month LIBOR plus 1.63%), 1/1/44	133,026	133,216
FHLMC, VRN, 3.27%, (12-month LIBOR plus 1.62%), 6/1/44	71,638	70,581
FHLMC, VRN, 3.81%, (12-month LIBOR plus 1.59%), 10/1/44	32,410	32,670
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	61,012	61,545
FNMA, VRN, 4.08%, (1-year H15T1Y plus 2.19%), 8/1/23	83	82
FNMA, VRN, 3.41%, (1-year H15T1Y plus 2.28%), 5/1/25	4,617	4,518
FNMA, VRN, 3.98%, (6-month LIBOR plus 1.50%), 3/1/33	98,095	97,408
FNMA, VRN, 3.97%, (6-month LIBOR plus 1.57%), 6/1/35	8,013	8,041
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	122,136	122,663
FNMA, VRN, 4.39%, (6-month LIBOR plus 1.57%), 6/1/35	77,378	77,837
FNMA, VRN, 4.61%, (6-month LIBOR plus 1.57%), 6/1/35	61,578	61,910
FNMA, VRN, 3.90%, (6-month LIBOR plus 1.54%), 9/1/35	39,618	40,305
FNMA, VRN, 3.98%, (6-month LIBOR plus 1.55%), 3/1/36	113,835	115,948
FNMA, VRN, 4.00%, (12-month LIBOR plus 1.75%), 11/1/39	99,802	98,207
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	7,375	7,305

FNMA, VRN, 4.04%, (12-month LIBOR plus 1.79%), 8/1/40	33,623	33,948
FNMA, VRN, 4.00%, (12-month LIBOR plus 1.75%), 7/1/41	16,032	15,816
FNMA, VRN, 3.56%, (12-month LIBOR plus 1.74%), 5/1/42	1,050,861	1,066,451
FNMA, VRN, 2.72%, (12-month LIBOR plus 1.58%), 3/1/43	23,919	23,458
FNMA, VRN, 3.83%, (12-month LIBOR plus 1.59%), 8/1/45	22,955	22,970
FNMA, VRN, 2.83%, (12-month LIBOR plus 1.61%), 4/1/46	42,056	41,921
FNMA, VRN, 3.06%, (12-month LIBOR plus 1.60%), 4/1/46	83,923	86,550
FNMA, VRN, 2.79%, (12-month LIBOR plus 1.61%), 5/1/46	124,263	126,999
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	62,336	59,653
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	57,153	54,666
FNMA, VRN, 3.85%, (12-month LIBOR plus 1.60%), 9/1/47	27,902	28,068
		2,899,698
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	68,384	69,661
FNMA, 7.00%, 5/1/32	9,556	9,532
FNMA, 7.00%, 6/1/32	43,739	44,567
FNMA, 7.00%, 8/1/32	9,393	9,369
FNMA, 3.50%, 3/1/34	83,890	80,556
		213,685
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,186,618)		3,113,383
SHORT-TERM INVESTMENTS — 24.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,402	16,402
Repurchase Agreements — 5.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $1,733,843), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $1,702,518)		1,701,724
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 11/15/31, valued at $10,664,139), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $10,459,949)		10,455,000
		12,156,724
Treasury Bills(3) — 19.4%
U.S. Treasury Bills, 4.24%, 2/9/23	1,000,000	996,016
U.S. Treasury Bills, 4.72%, 6/1/23	4,000,000	3,925,541
U.S. Treasury Bills, 4.60%, 10/5/23	12,000,000	11,595,017
U.S. Treasury Bills, 4.73%, 11/2/23	11,000,000	10,583,005
U.S. Treasury Bills, 4.63%, 11/30/23	17,000,000	16,300,532
		43,400,111
TOTAL SHORT-TERM INVESTMENTS (Cost $55,571,203)		55,573,237
TOTAL INVESTMENT SECURITIES—102.7% (Cost $234,616,636)		230,436,263
OTHER ASSETS AND LIABILITIES — (2.7)%		(5,962,106)
TOTAL NET ASSETS — 100.0%		$224,474,157

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	129	March 2023	$26,455,078	$(119,677)
U.S. Treasury 10-Year Notes	1	March 2023	112,297	(2,487)
			$26,567,375	$(122,164)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	17	March 2023	$1,834,804	$18,319
U.S. Treasury 10-Year Ultra Notes	3	March 2023	354,844	10,400
			$2,189,648	$28,719
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$1,000,000	$389	$(1,205)	$(816)
CPURNSA	Receive	2.97%	10/14/23	$1,450,000	393	(2,449)	(2,056)
CPURNSA	Receive	2.97%	10/14/23	$1,450,000	393	(2,449)	(2,056)
					$1,175	$(6,103)	$(4,928)

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $377,549.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,165,254, which represented 1.9% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$134,358,937	—
Collateralized Mortgage Obligations	—	17,665,637	—
Asset-Backed Securities	—	10,025,108	—
U.S. Government Agency Securities	—	9,699,961	—
U.S. Government Agency Mortgage-Backed Securities	—	3,113,383	—
Short-Term Investments	$16,402	55,556,835	—
	$16,402	$230,419,861	—
Other Financial Instruments
Futures Contracts	$28,719	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$122,164	—	—
Swap Agreements	—	$4,928	—
	$122,164	$4,928	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.